Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A redeemable [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Share [Line Items]
Diluted weighted average common shares outstanding	868,565	2,848,607	934,755	10,327,553
Diluted net (loss) income per common share	$ (0.26)	$ (0.04)	$ (0.35)	$ 0.03
Class A non- redeemable [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Share [Line Items]
Diluted weighted average common shares outstanding	5,100,000	5,100,000	5,100,000	2,861,667
Diluted net (loss) income per common share	$ (0.26)	$ (0.04)	$ (0.35)	$ 0.03
Class B [Member]
Schedule of Basic and Diluted Net (Loss) Income Per Share [Line Items]
Diluted weighted average common shares outstanding	900,000	900,000	900,000	3,166,667	2,017,808	6,000,000
Diluted net (loss) income per common share	$ (0.26)	$ (0.04)	$ (0.35)	$ 0.03	$ (0.05)	$ 0.40